UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2004
Check here if Amendment [   ]; Amendment Number:___
This Amendment (Check only one):
[    ] is a restatement.
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management, Inc.
Address: 220 East 42nd St.
               New York NY 10017

Form 13F File Number: 028-10731

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all infor-mation contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas F. Flynn
Title:           Treasurer
Phone:         212-476-9261

Signature, Place and Date of Signing:

Thomas F. Flynn    New York NY  January 25, 2004

Report Type (Check only one):
[   X ]  13F HOLDINGS REPORT.
[    ]  13F NOTICE.
[    ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    -0-
Form 13F Information Table Entry Total:             42
Form 13F Information Table Value Total:        $167,448

List of Other Included Managers: NONE


Name Of issuer	Title Of Class	Cusip	Market Value 	Shares/Prn Amt	SH/Prn	PUT	Investment 	Managers	Sole	Shared	None
			* 1000			/CALL	Discretion
AP PHARMA INC	COMMON STOCK	00202J104	1322	801225	SH		SOLE		801225
ABAXIS INC	COMMON STOCK	002567105	1164	80350	SH		SOLE		80350
ACCESS PHARMACEUTICALS INC	COMMON STOCK	00431M209	2366	668400	SH		SOLE		668400
AMERICAN MEDICAL ALERT CORP	COMMON STOCK	027904101	2038	393500	SH		SOLE		393500
AMERICAN SAFETY INSURANCE	COMMON STOCK	G02995101	5395	330200	SH		SOLE		330200
ART TECHNOLOGY GROUP INC	COMMON STOCK	04289L107	300	200000	SH		SOLE		200000
BROOKSTONE INC	COMMON STOCK	114537103	7956	406958	SH		SOLE		406958
CELADON GROUP INC	COMMON STOCK	150838100	378	17000	SH		SOLE		17000
COLUMBIA LABORATORIES INC	COMMON STOCK	197779101	4169	1574900	SH		SOLE		1574900
DUCKWALL ALCO STORES INC NEW	COMMON STOCK	264142100	623	35300	SH		SOLE		35300
FORGENT NETWORKS INC	COMMON STOCK	34629U103	1001	469799	SH		SOLE		469799
***FUEL-TECH NV	COMMON STOCK	359523107	4555	975460	SH		SOLE		975460
GP STRATEGIES CORP	COMMON STOCK	36225V104	4019	539400	SH		SOLE		539400
HARRIS INTERACTIVE INC	COMMON STOCK	414549105	5479	693516	SH		SOLE		693516
HYPERCOM CORP	COMMON STOCK	44913M105	6035	1019400	SH		SOLE		1019400
IMERGENT INC	COMMON STOCK	45247Q100	8761	581000	SH		SOLE		581000
INDUSTRIAL DISTRIBUTION GROUP	COMMON STOCK	456061100	3769	454100	SH		SOLE		454100
INFOCROSSING INC	COMMON STOCK	45664X109	10075	595123	SH		SOLE		595123
***INFONOW CORPORATION	COMMON STOCK	456664309	288	250000	SH		SOLE		250000
INTER TEL INC	COMMON STOCK	458372109	11785	430408	SH		SOLE		430408
JARDEN CORPORATION	COMMON STOCK	471109108	6364	146500	SH		SOLE		146500
KEYNOTE SYS INC	COMMON STOCK	493308100	278	20000	SH		SOLE		20000
LANDEC CORP	COMMON STOCK	514766104	2264	181000	SH		SOLE		181000
LIFETIME HOAN CORP	COMMON STOCK	531926103	2296	331000	SH		SOLE		331000
LIFECELL CORP	COMMON STOCK	531927101	2044	200000	SH		SOLE		200000
***MDC PARTNERS INC	COMMON STOCK	552697104	10873	1008800	SH		SOLE		1008800
MERITAGE CORPORATION	COMMON STOCK	59001A102	451	4000	SH		SOLE		4000
MIKOHN GAMING CORP	COMMON STOCK	59862K108	1533	150000	SH		SOLE		150000
MONOLITHIC SYSTEM TECHNOLOGY	COMMON STOCK	609842109	7375	1183850	SH		SOLE		1183850
NAPCO SECURITY SYSTEMS INC	COMMON STOCK	630402105	3520	263952	SH		SOLE		263952
NATIONAL PATENT DEVELOPMENT	COMMON STOCK	637132101	460	200000	SH		SOLE		200000
NEWTEK BUSINESS SERVICES INC	COMMON STOCK	652526104	1822	416000	SH		SOLE		416000
PHOTOMEDEX INC	COMMON STOCK	719358103	5261	1948500	SH		SOLE		1948500
REWARDS NETWORK INC	COMMON STOCK	761557107	1519	217000	SH		SOLE		217000
SOURCE INTERLINK COMPANIES INC	COMMON STOCK	836151209	7197	542000	SH		SOLE		542000
STAR SCIENTIFIC INC	COMMON STOCK	85517P101	3763	740000	SH		SOLE		740000
TEKNOWLEDGE CORP-NEW	COMMON STOCK	878919208	177	100000	SH		SOLE		100000
ULTIMATE SOFTWARE GROUP INC	COMMON STOCK	90385D107	2536	200000	SH		SOLE		200000
UNIVERSAL ELECTRONICS INC	COMMON STOCK	913483103	6881	290965	SH		SOLE		290965
WORLD FUEL SERVICES CORP	COMMON STOCK	981475106	12465	250300	SH		SOLE		250300
WORLDGATE COMMUNICATIONS INC	COMMON STOCK	98156L307	449	90000	SH		SOLE		90000
***TEEKAY SHIPPING CORP	COMMON STOCK	Y8564W103	6442	153000	SH		SOLE		153000

			167448				No. of Other Managers	0